Financial Instruments and Risk Management (Schedule of Linkage Terms of Monetary Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ (216)	$ (2)
Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,929	1,755
Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	291	327
Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	205	115
Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,365	1,260
Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	49	33
Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	19	20
Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4,107	3,492
Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	876	384
Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,157	1,002
Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	161	156
Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,880	1,909
Other Noncurrent Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	41
US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(787)	(494)
US Dollar risk[Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	819	717
US Dollar risk[Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	55
US Dollar risk[Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	197	108
US Dollar risk[Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	576	545
US Dollar risk[Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	0
US Dollar risk[Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	9
US Dollar risk[Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,606	1,211
US Dollar risk[Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	331	163
US Dollar risk[Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	230	196
US Dollar risk[Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	30	43
US Dollar risk[Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,014	802
US Dollar risk[Member] | Other Noncurrent Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	7
Euro Currency Risks [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(608)	(733)
Euro Currency Risks [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	351	268
Euro Currency Risks [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	81	20
Euro Currency Risks [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Euro Currency Risks [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	247	224
Euro Currency Risks [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	18	18
Euro Currency Risks [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	5
Euro Currency Risks [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,111	1,218
Euro Currency Risks [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	445	148
Euro Currency Risks [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	238	201
Euro Currency Risks [Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	66	52
Euro Currency Risks [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	330	784
Euro Currency Risks [Member] | Other Noncurrent Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	32	33
British Pond risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	16	20
British Pond risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	45	50
British Pond risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	9
British Pond risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pond risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	39
British Pond risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	2
British Pond risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pond risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	52	50
British Pond risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	17	12
British Pond risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	24
British Pond risk [Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	6
British Pond risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	8
British Pond risk [Member] | Other Noncurrent Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	524	613
Nis Currency Risk Member | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	58	44
Nis Currency Risk Member | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	2
Nis Currency Risk Member | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Nis Currency Risk Member | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	49	37
Nis Currency Risk Member | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	4
Nis Currency Risk Member | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	1
Nis Currency Risk Member | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,121	765
Nis Currency Risk Member | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	68	50
Nis Currency Risk Member | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	525	408
Nis Currency Risk Member | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	32
Nis Currency Risk Member | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	495	275
Nis Currency Risk Member | Other Noncurrent Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	367	259
BRL Currency Risk Member | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	417	376
BRL Currency Risk Member | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	62	69
BRL Currency Risk Member | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
BRL Currency Risk Member | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	343	297
BRL Currency Risk Member | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	5
BRL Currency Risk Member | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	5
BRL Currency Risk Member | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	94	135
BRL Currency Risk Member | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	6
BRL Currency Risk Member | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	60	103
BRL Currency Risk Member | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	16	13
BRL Currency Risk Member | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	13
BRL Currency Risk Member | Other Noncurrent Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	61	141
Rmb Currency Risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	163	238
Rmb Currency Risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	92	151
Rmb Currency Risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	6
Rmb Currency Risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	64	81
Rmb Currency Risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Rmb Currency Risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Rmb Currency Risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	102	97
Rmb Currency Risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	3
Rmb Currency Risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	68	61
Rmb Currency Risk [Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	9
Rmb Currency Risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	24
Rmb Currency Risk [Member] | Other Noncurrent Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	211	192
Other [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	76	62
Other [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	21
Other [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	45	37
Other [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	4
Other [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Other [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	16
Other [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	2
Other [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	13	9
Other [Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	1
Other [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	3
Other [Member] | Other Noncurrent Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	1
Non-derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(2,178)	(1,737)
Non-derivative instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(787)	(494)
Non-derivative instruments [Member] | Euro Currency Risks [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(760)	(950)
Non-derivative instruments [Member] | British Pond risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(7)	0
Non-derivative instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(1,063)	(721)
Non-derivative instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	323	241
Non-derivative instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	61	141
Non-derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	55	46
Derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,962	1,735
Derivative instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Euro Currency Risks [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	152	217
Derivative instruments [Member] | British Pond risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	20
Derivative instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,587	1,334
Derivative instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	44	18
Derivative instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	156	146
Swap Usd To Ils [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	437	206
Swap Usd To Ils [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Euro Currency Risks [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | British Pond risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	437	206
Swap Usd To Ils [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	130	57
Cylinder instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Euro Currency Risks [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	57	40
Cylinder instruments [Member] | British Pond risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	12
Cylinder instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	50	0
Cylinder instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	5
Forward Transactions Hedge Accounting [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	340	320
Forward Transactions Hedge Accounting [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Euro Currency Risks [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | British Pond risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	340	320
Forward Transactions Hedge Accounting [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,055	1,152
Forward contracts [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Euro Currency Risks [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	95	177
Forward contracts [Member] | British Pond risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	8
Forward contracts [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	760	808
Forward contracts [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	44	18
Forward contracts [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 145	$ 141